Financial Instruments - Summary of Financial Assets and Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	$ 1,787	$ 825
Trade and other receivables	1,151	1,167
Other financial assets - current	612	533
Other financial assets – non-current	198	98
Current indebtedness		(579)
Trade payables	(217)	(265)
Accruals	(761)	(801)
Other financial liabilities - current	(376)	(434)
Long-term indebtedness	(3,772)	(2,676)
Other financial liabilities - non-current	(224)	(256)
Total	(1,602)	(2,388)
Assets/ (liabilities) at fair value through earnings [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	1,476	490
Other financial assets - current	517	435
Other financial assets – non-current	17	24
Other financial liabilities - current	(2)	(7)
Other financial liabilities - non-current	(1)	(3)
Total	2,007	939
Derivatives used for hedging [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	0
Other financial assets – non-current	100
Other financial liabilities - current		(62)
Total	100	(62)
Assets liabilities at amortized cost [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Cash and cash equivalents	311	335
Trade and other receivables	1,151	1,167
Other financial assets - current	95	98
Other financial assets – non-current	35	45
Current indebtedness		(579)
Trade payables	(217)	(265)
Accruals	(761)	(801)
Other financial liabilities - current	(374)	(365)
Long-term indebtedness	(3,772)	(2,676)
Other financial liabilities - non-current	(223)	(253)
Total	(3,755)	(3,294)
Assets at Fair Value through Other Comprehensive Income [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Other financial assets – non-current	46	29
Total	$ 46	$ 29